UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21846

CLOUGH GLOBAL OPPORTUNITIES FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Opportunities Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2007

Item 1 – Schedule of Investments.

2

CLOUGH GLOBAL OPPORTUNITIES FUND

QUARTERLY STATEMENT OF INVESTMENTS

June 30, 2007 (UNAUDITED)

	Shares	Value
COMMON STOCKS 106.35%
Consumer/Retail 3.42%
ASKUL Corp.	124,000	$2,240,812
B&G Foods, Inc.	45,000	594,000
ConAgra Foods, Inc.	237,000	6,365,820
Hyundai Department Store Co. Ltd.	42,000	4,955,350
Isetan Co. Ltd.	129,000	2,121,625
Jardine Matheson Holdings Ltd.	156,650	3,728,270
Jardine Strategic Holdings Ltd.	127,110	1,690,563
Kraft Foods, Inc.	114,100	4,022,025
Lotte Shopping Co. Ltd.	8,300	3,234,291
Regal Hotels International Holdings Ltd.	18,257,600	1,541,081
Takashimaya Co. Ltd.	171,000	2,161,023
Yamada Denki Co. Ltd.	26,700	2,793,064
		35,447,924

Energy 28.28%
Alternative Energy Technologies 3.51%
China Sunergy Co. Ltd. - ADR (a)	10,000	137,000
Conergy AG	37,900	2,953,620
Evergreen Solar, Inc. (a)	382,700	3,559,110
First Solar, Inc. (a)	38,100	3,401,949
JA Solar Holdings Co. Ltd. - ADR (a)	170,900	5,764,457
LDK Solar Co. Ltd. - ADR (a)	74,400	2,328,720
Sunpower Corp. (a)	121,585	7,665,934
Suntech Power Holdings Co. Ltd. - ADR (a)	163,000	5,944,610
Trina Solar Ltd. - ADR (a)	90,200	4,690,790
		36,396,190

Coal 1.62%
CONSOL Energy, Inc.	218,600	10,079,646
Evergreen Energy, Inc. (a)	9,000	54,270
Peabody Energy Corp.	137,000	6,628,060
		16,761,976

Exploration & Production 10.01%
Anadarko Petroleum Corp.	164,200	8,536,758
Canadian Natural Resources Ltd.	15,000	995,250
Chesapeake Energy Corp.	476,200	16,476,520
ConocoPhillips	34,000	2,669,000
Denbury Resources, Inc. (a)	50,100	1,878,750
Devon Energy Corp.	164,500	12,878,705
El Paso Corp.	40,900	704,707
EOG Resources., Inc.	41,500	3,031,990
Hess Corp.	106,600	6,285,136
InterOil Corp. (a)	80,700	1,528,458
Nexen, Inc.	12,000	371,400
Parallel Petro Corp. (a)	189,547	4,151,079
PetroHawk Energy Corp. (a)	152,700	2,421,822
Petroleo Brasileiro SA - ADR	93,600	11,350,872
Range Resources Corp.	200,100	7,485,741
Southwestern Energy (a)	268,500	11,948,250
Suncor Energy, Inc.	107,600	9,675,392
XTO Energy, Inc.	23,000	1,382,300
		103,772,130

Oil Services and Drillers 13.14%
Baker Hughes, Inc.	86,300	7,260,419
Diamond Offshore Drilling, Inc.	180,400	18,321,424
FMC Technologies Inc. (a)	17,000	1,346,740
Global SantaFe Corp.	374,000	27,021,500
Helmerich & Payne, Inc.	48,100	1,703,702
Hercules Offshore, Inc. (a)	16,700	540,746
Noble Corp.	220,100	21,464,152
Pride International, Inc. (a)	20,000	749,200
Schlumberger Ltd.	246,100	20,903,734
Transocean, Inc. (a)	338,400	35,863,632
Weatherford International (a)	20,000	1,104,800
		136,280,049
TOTAL ENERGY		293,210,345

Finance 29.46%
Banks 25.68%
Banco Bradesco - Spon ADR	532,400	12,836,164
Banco Itau Holding Financeira SA - ADR	401,800	17,855,992
Banco Santander Chile SA - ADR	208,400	10,324,136
Bangkok Bank PCL	806,500	2,733,106
Bank Mandiri Persero Tbk PT	17,759,000	6,142,432
Bank of Yokohama Ltd.	474,000	3,326,181
Bank Rakyat Indonesia	5,924,000	3,770,116
Barclays PLC - Spon ADR	12,800	714,112
Barclays PLC	698,500	9,762,561
BlackRock Kelso Capital Corp.	452,600	6,675,850
Brookline Bancorp, Inc.	448,000	5,156,480
The Charles Schwab Corp.	174,400	3,578,688
China Citic Bank (a)(b)	670,900	513,094
Citigroup, Inc.	379,800	19,479,942
Daewoo Securities Co (a)	87,900	2,711,642
DBS Group Holdings Ltd.	203,000	3,023,616
Hana Financial Group, Inc.	331,600	16,169,919
Hokkoku Bank Ltd.	126,800	564,357
Indochina Capital Vietnam Holdings Ltd. (a)	700,000	6,461,000
Kasikornbank PCL	984,800	2,110,795
Kookmin Bank - ADR	85,200	7,473,744
Korea Exchange Bank	351,300	5,228,527
Lion Diversified Holdings BHD	937,400	2,253,561
Malayan Banking Bhd	995,400	3,459,754
NewAlliance Bancshares, Inc.	76,200	1,121,664
NIS GROUP Co. Ltd.	22,748,000	9,422,522
PennantPark Investment Corp.	599,700	8,419,788
People’s United Financial, Inc.	126,000	2,233,980
PNC Financial Services Group, Inc.	112,700	8,067,066
Public Bank BHD	1,530,000	4,342,940
SBI Holdings, Inc.	18,250	5,802,944
Shizuoka Bank Ltd.	349,000	3,543,147
Siam Commercial Bank PLC	3,066,000	6,482,781
Sime Darby Bhd	1,531,100	4,257,367
Star Asia Financial Ltd. (a)(b)(c)	300,000	3,300,000
UBS AG - Registered	79,000	4,760,049
UBS AG	407,200	24,436,072
Unibanco - Uniao de Bancos Brasileiros SA - GDR	107,700	12,156,099
Woori Finance Holdings Co. Ltd.	524,000	13,272,284
Woori Investments (a)	77,100	2,361,780
		266,306,252

Non-Bank 3.78%
Apollo Investment Corp.	450,700	9,699,064
Ares Capital Corp.	350,400	5,904,240
Daiwa Securities Group, Inc.	494,300	5,271,195
KK DaVinci Advisors (a)	1,452	1,273,632
Maiden Holdings Ltd. (a)(b)	100,900	1,009,000
Mitsubishi UFJ Securities Co.	568,000	6,380,053
Monex Beans Holdings Inc.	6,180	5,169,868
SBI E*Trade Sec	4,265	4,537,787
		39,244,839
TOTAL FINANCE		305,551,091

Healthcare 1.15%
BioSphere Medical, Inc. (a)	59,500	420,665
Molecular Insight Pharmaceuticals, Inc. (a)	112,000	1,057,280
Pharmion Corp. (a)	57,600	1,667,520
UnitedHealth Group, Inc.	106,600	5,451,524
WellPoint, Inc. (a)	41,900	3,344,877
		11,941,866

Industrial 5.56%
Altra Holdings, Inc. (a)	12,500	216,000
American Science & Engineering, Inc. (a)	166,312	9,454,837
Bunge Ltd.	38,300	3,236,350
Empresa Brasileira de Aeronautica - Spon ADR	23,453	1,130,669
General Electric Co.	143,300	5,485,524
General Motors Corp.	159,800	6,040,440
Grant Prideco, Inc. (a)	92,400	4,973,892
Insituform Technologies - Class A (a)	97,900	2,135,199
Joy Global, Inc.	108,400	6,322,972
Kokuyo Company Ltd.	276,000	3,241,389
The Mosaic Co. (a)	1,200	46,824
Smurfit-Stone Container Corp. (a)	793,500	10,561,485
Spirit Aerosystems Holdings, Inc. (a)	48,400	1,744,820
WCI Communities, Inc. (a)	186,900	3,117,492
		57,707,893

Insurance 3.49%
ACE Ltd.	30,000	1,875,600
Allstate Corp.	113,500	6,981,385
Castlepoint Holdings Ltd.	124,800	1,833,312
Fidelity National Financial, Inc.	514,500	12,193,650
Montpelier Re Holdings Ltd.	718,000	13,311,720
		36,195,667

Media 0.64%
Kyocera Corp.	15,700	1,675,517
Nippon Television Network Corp.	36,400	4,972,572
		6,648,089

Metals & Mining 3.68%
Anglo American PLC - ADR	81,000	2,376,540
Cameco Corp.	315,300	15,998,322
Denison Mines Corp. (a)	242,900	2,907,275
First Uranium Corp. (a)	80,000	897,442
Freeport-McMoRan Copper & Gold, Inc.	54,300	4,497,126
Goldcorp, Inc.	89,700	2,124,993
Paladin Resources Ltd. (a)	362,000	2,535,031
Uex Corp. (a)	40,000	279,747
Uranium One, Inc. (a)	471,120	6,001,500
Ur-Energy, Inc. (a)	140,000	588,782
		38,206,758

Real Estate 5.73%
Beijing Capital Land Ltd. (b)	882,000	507,597
Cheung Kong Holdings Ltd.	122,900	1,609,495
China Resources Land Ltd.	1,218,000	1,841,206
Ciputra Development Tbk PT (a)	15,905,000	1,584,339
Cosco Corp. Singapore Ltd.	1,011,000	2,470,123
Diamond City Co. Ltd.	145,600	3,523,963
Great Eagle Holdings Ltd.	1,075,517	3,768,821
Hang Lung Properties Ltd.	516,000	1,778,468
Henderson Land Development Co. Ltd.	1,328,000	9,043,892
Hopewell Holdings	464,000	1,892,981
Hysan Development Co. Ltd.	1,677,698	4,462,876
Hyundai Development Co.	58,100	4,138,096
Italian-Thai Development PLC (a)	9,882,000	1,731,676
Kerry Properties Ltd.	280,000	1,758,236
Mitsui Fudosan Co. Ltd.	84,000	2,360,528
Shimao Property Holdings Ltd.	720,000	1,609,576
Sun Hung Kai Properties Ltd.	797,000	9,591,480
Wharf Holdings Ltd.	1,103,000	4,408,220
YNH Property Bhd	1,570,400	1,309,993
		59,391,566

Real Estate Investment Trusts (REITS) 0.20%
Annaly Capital Management Inc.	139,200	2,007,264
Regal Real Estate Investment Trust (a)	182,576	62,110
		2,069,374

Technology & Communications 17.68%
Alcatel-Lucent - ADR	19,900	278,600
AU Optronics Corp. - ADR	193,700	3,331,640
Centron Telecom International Holdings Ltd. (a)	1,018,000	462,183
China Unicom Ltd.	2,186,000	3,762,988
Cisco Systems Inc. (a)	1,202,400	33,486,840
Comcast Corp. (a)	193,800	5,418,648
Corning, Inc. (a)	381,800	9,754,990
Google, Inc. (a)	61,800	32,344,884
Ingram Micro, Inc. (a)	341,800	7,420,478
KT Corp. - ADR	187,500	4,398,750
Lenovo Group Ltd.	12,924,000	7,619,659
LG.Philips LCD Co. Ltd. - ADR (a)	185,000	4,186,550
LM Ericsson Telephone Co. - ADR	223,000	8,895,470
MEMC Electronic Materials, Inc. (a)	30,000	1,833,600
Microsoft Corp.	484,600	14,281,162
Nan Ya Printed Circuit Board Corp.	430,000	2,623,228
Powerchip Semiconductor Corp. - GDR (b)	752,600	4,579,797
Qualcomm, Inc.	159,900	6,938,061
Radvision Ltd. (a)	418,700	8,805,261
Samsung Electronics Co. Ltd.	8,310	5,091,151
Time Warner, Inc.	626,000	13,171,040
Yahoo! Inc (a)	171,300	4,647,369
		183,332,349

Transportation 2.19%
AMR Corp. (a)	223,300	5,883,955
FedEx Corp.	88,300	9,798,651
Republic Airways Holdings, Inc. (a)	153,700	3,127,795
UAL Corp. (a)	94,900	3,851,991
		22,662,392

Utilities 4.87%
Byd Co. Ltd.	316,900	1,821,754
China Coal Energy Co. (a)(b)	488,000	731,451
China Power International Development Ltd.	2,750,000	1,501,752
CMS Energy Corp.	140,300	2,413,160
DPL, Inc.	100,000	2,834,000
DTE Energy Co.	52,400	2,526,728
EganaGoldpfeil Holdings Ltd.	2,516,000	2,197,703
Equitable Resources, Inc.	40,000	1,982,400
Gamuda Bhd	690,400	1,609,767
Huadian Power International Co.	6,624,900	3,431,406
PT Astra International Tbk	4,515,700	8,446,633
Sinopec Shanghai Petrochemical Co. Ltd.	6,400,000	4,190,710
Sinotrans Ltd.	8,112,000	3,838,551
Southern Union Company	156,300	5,093,817
Williams Cos., Inc.	250,400	7,917,648
		50,537,480

TOTAL COMMON STOCKS (Cost $1,018,822,641)		1,102,902,794

EXCHANGE TRADED FUNDS 3.97%
iShares 2.36%
Lehman 20+ Year Treasury Bond Fund	400	34,056
MSCI Taiwan	484,473	7,732,189
S&P/TOPIX 150 Index Fund	8,000	1,023,920
Silver Trust (a)	126,500	15,641,725
TOTAL iSHARES		24,431,890

ProShares 1.22%
UltraShort QQQ	278,300	12,707,178

StreetTRACKS 0.39%
Gold Trust (a)	62,500	4,016,250

TOTAL EXCHANGE TRADED FUNDS (Cost $44,424,808)		41,155,318

PREFERRED STOCKS 0.22%
Freeport-McMoRan Copper & Gold, Inc., 6.750% (b)	17,700	2,274,450

TOTAL PREFERRED STOCKS (Cost $1,770,000)		2,274,450

Due Date	Coupon Rate	Principal Amount	Value
CORPORATE BONDS 12.19%
Calyon
01/29/2022 (b)^	9.300%	13,500,000	13,145,625
Citigroup, Inc.
08/25/2036	6.125%	6,000,000	5,911,266
Consolidated Edison Co. of New York, Inc.
06/15/2036 *	6.200%	8,000,000	8,012,480
JPMorgan Chase Bank NA
05/23/2022 ^	7.000%	10,000,000	9,225,000
Merrill Lynch & Co., Inc
01/29/2022 (b)^	9.580%	19,500,000	18,636,150
04/05/2022 (b)^	7.000%	15,000,000	13,837,500
Rabobank Nederland
02/22/2022 (b)^	9.300%	25,000,000	24,062,500
04/17/2022 (b)	7.050%	15,000,000	13,837,500
Suncor Energy, Inc.
06/15/2038	6.500%	2,000,000	2,016,448
Swedish Export Credit
04/30/2012 (c)	9.949%	17,000,000	17,680,000

TOTAL CORPORATE BONDS
(Cost $130,359,561)			126,364,469

ASSET/MORTGAGE BACKED SECURITIES 3.30%
Federal National Mortgage Association (FNMA)
Series 2003-130, Class HZ, 01/25/2034	6.000%	7,901,948	7,363,233
Series 2006-3, Class ZE, 03/25/2036	6.000%	3,305,533	3,035,759
Federal Home Loan Mortgage Corporation (FHLMC)
Series 2005-3004, Class ZU, 07/15/2035	5.750%	6,216,790	5,725,744
Series 2006-3123, Class AZ, 03/15/2036	6.000%	2,317,018	2,196,132
Series 2006-3211, Class LZ, 09/15/2036	6.000%	8,367,285	8,039,237
Series 2006-3242, Class SX, 11/15/2036 ^	5.893%	3,886,810	3,304,481
Federal Home Loan Mortgage Corporation (FHLMC) Gold 04/01/2036	6.000%	4,558,179	4,520,186

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $35,518,330)			34,184,772

GOVERNMENT & AGENCY OBLIGATIONS 12.15%
Non-U.S. Government Obligations 2.55%
Queensland Treasury Corp.
06/14/2011	6.000%	32,000,000	26,503,038

TOTAL NON-U.S. GOVERNMENT OBLIGATIONS (Cost $25,623,819)			26,503,038

U.S. Government Obligations 9.60%
Federal Home Loan Bank System
11/21/2017 ^*	7.500%	25,000,000	24,156,250
12/27/2021 ^	7.500%	5,250,000	5,000,625
01/18/2022 ^	7.950%	20,000,000	19,200,000
04/18/2022 ^	7.000%	5,000,000	4,637,500
04/18/2022 ^	7.050%	3,000,000	2,775,000
U.S. Treasury Bond
02/15/2023 *	7.125%	18,000,000	21,614,076
08/15/2023 *	6.250%	20,000,000	22,214,080
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $103,795,342)			99,597,531
TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $129,419,161)			$126,100,569

	Expiration Date	Exercise Price	Number of Contracts	Value
PURCHASED OPTIONS 4.21%
PURCHASED CALL OPTIONS 3.91%
Schlumberger Ltd.	January, 2009	$70.00	2,000	4,850,000
Cisco Systems, Inc.	January, 2009	27.50	4,000	2,000,000
Anadarko Petroleum Corp.	January, 2008	50.00	1,157	705,770
ConocoPhillips	January, 2008	65.00	2,000	3,120,000
ConocoPhillips	January, 2008	70.00	5,500	6,435,000
Hess Corp.	January, 2008	46.63	5,500	7,947,500
Hess Corp.	January, 2008	50.00	1,000	1,180,000
Schlumberger Ltd.	January, 2008	67.50	1,500	3,082,500
iShares Lehman 20+ Year Treasury Bond Fund	January, 2008	88.00	10,000	1,050,000
Chevron Corp.	January, 2008	65.00	3,000	6,120,000
Industrial Select Sector SPDR Fund	January, 2009	30.00	1,000	815,000
Citigroup, Inc.	January, 2009	50.00	1,500	945,000
Caterpillar, Inc.	January, 2009	60.00	1,000	2,307,500
TOTAL PURCHASED CALL OPTIONS				40,558,270

PURCHASED PUT OPTIONS 0.30%
S&P 500 Index Option	September, 2007	1400.00	585	824,850
S&P 500 Index Option	December, 20007	1425.00	585	1,798,875
iShares Russell 2000 Index Fund	August, 2007	77.00	5,000	460,000
TOTAL PURCHASED PUT OPTIONS				3,083,725

TOTAL PURCHASED OPTIONS
(Cost $37,681,289)				43,641,995

	Principal Amount	Value
SHORT TERM INVESTMENTS 11.74%
Federal Home Loan Mortgage Corporation (FHLMC)	29,000,000	28,707,163
Federal National Mortgage Association (FNMA)	19,000,000	18,769,644

	Shares
JP Morgan Prime	50,782,634	50,782,634
Merrill Lynch Premier Institutional	23,472,650	23,472,650

TOTAL SHORT TERM INVESTMENTS
(Cost $121,725,308)		121,732,091

Total Investments - 154.13%
(Cost $1,519,721,098)		1,598,356,458

Liabilities in Excess of Other Assets - (10.67)%		(110,723,158)

Liquidation Preference of Auction Market Preferred
Shares, Series F7, M7, W7, T28 and TH28
(including dividends payable on preferred shares) - (43.46)%		(450,630,652)

NET ASSETS - 100.00%		$1,037,002,648

SCHEDULE OF OPTIONS WRITTEN

	Expiration Date	Exercise Price	Number of Contracts	Value

COVERED CALL OPTIONS WRITTEN

Caterpillar, Inc.	January, 2009	$ 80.00	1,000	$ (1,030,000)
Cisco Systems, Inc.	January, 2009	35.00	4,000	(820,000)
Diamond Offshore Drilling, Inc.	August, 2007	105.00	360	(129,600)
GlobalSantaFe Corp.	August, 2007	75.00	750	(161,250)
Hess Corp.	January, 2008	60.00	3,500	(1,960,000)
Noble Corp.	August, 2007	100.00	440	(154,000)
Schlumberger Ltd.	January, 2009	90.00	2,000	(2,690,000)
Transocean, Inc.	August, 2007	110.00	670	(231,150)

TOTAL COVERED CALL OPTIONS WRITTEN (Premiums received $3,763,730)				(7,176,000)

PUT OPTIONS WRITTEN

iShares Russell 2000 Index Fund	August, 2007	72.00	5,000	(195,000)
S&P 500 Option	September, 2007	1300.00	585	(310,050)
S&P 500 Option	December, 2007	1300.00	585	(737,100)

TOTAL PUT OPTIONS WRITTEN (Premiums received $3,584,329)				(1,242,150)

TOTAL OPTIONS WRITTEN (Premiums received $7,348,059)				$ (8,418,150)

SCHEDULE OF SECURITIES SOLD SHORT

Name	Shares	Value
Cabot Oil & Gas Corp.	(51,100)	$(1,884,568)
Comerica, Inc.	(17,800)	(1,058,566)
Countrywide Financial	(94,500)	(3,435,075)
Financial Select Sector SPDR Fund	(460,200)	(16,645,434)
Holly Corp.	(24,000)	(1,780,560)
iShares FTSE/Xinhua China 25 Index Fund	(264,500)	(34,067,600)
iShares MSCI Brazil	(49,500)	(3,029,895)
iShares Russell 2000 Index Fund	(297,800)	(24,699,532)
iShares MSCI Emerging Markets	(212,700)	(27,942,399)
National - Oilwell, Inc. (a)	(16,000)	(1,667,840)
Patterson-UTI Energy, Inc.	(70,800)	(1,855,668)
Pioneer Natural Resources Co.	(44,300)	(2,157,853)
Polaris Industries, Inc.	(8,700)	(471,192)
Powershares QQQ	(40,000)	(1,902,800)
Questar Corp.	(15,500)	(819,175)
Quicksilver Resources, Inc. (a)	(56,000)	(2,496,480)
Regional Bank HOLDRs Trust	(98,900)	(15,320,599)
Teekay Corp.	(17,300)	(1,001,843)
Tesoro Corp.	(20,000)	(1,143,000)
Thor Industries Inc.	(9,300)	(419,802)
Toro Co.	(10,300)	(606,567)
Ultra Petroleum Corp. (a)	(43,700)	(2,413,988)
Unit Corp. (a)	(77,300)	(4,862,943)
Valero Energy Corp.	(24,000)	(1,772,640)
Wachovia Corp.	(103,400)	(5,299,250)
Whiting Petroleum Corp. (a)	(49,000)	(1,985,480)

Total Securities Sold Short (Proceeds $158,773,649)		$(160,740,749)

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

(a)	Non Income Producing Security

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2007, these securities had a total value of $96,434,664 or 9.30% of total net assets.

(c)	Fair valued security under procedures established by the Fund’s Board of Directors. As of June 30, 2007, these securities had a total value of $20,980,000 or 2.02% of total net assets.

(^)	Floating or variable rate security - rate disclosed as of June 30, 2007. Maturity date represents the next reset date.

*	Security, or portion of security, is being held as collateral for written options and/or short sales.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

As of June 30,2007
Gross appreciation (excess of value over tax cost)	$118,098,951
Gross depreciation (excess of tax cost over value)	(49,533,756)
Net unrealized appreciation	$68,565,195
Cost of investments for income tax purposes	$1,529,791,263

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

June 30, 2007 (unaudited)

1. Significant Accounting and Operating Policies

Clough Global Opportunities Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated January 12, 2006. The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The following summarizes the significant accounting policies of the Fund.

Security Valuation:  The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Over-the-counter securities traded on NASDAQ are valued based upon the closing price. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Options:  In order to hedge against adverse market shifts, the Fund may utilize up to 12% of its total assets to purchase put and call options on securities. The Fund may also utilize an additional 12% of its total assets to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.

The Fund may also write covered put and call options on securities and stock indices. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity as of June 30, 2007 was as follows:

	CALL OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of December 31, 2006	16,457	$3,630,296
Positions opened	11,720	3,270,735
Options expired	—	—
Options closed	(14,657)	(2,864,909)
Options split	(800)	(272,392)

Outstanding, June 30, 2007	12,720	$3,763,730
Market Value, June 30, 2007		$(7,176,000)

	PUT OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums_
Options outstanding as of December 31, 2006	—	$—
Positions opened	32,170	6,653,213
Options expired	(26,000)	(3,068,884)
Options closed	—
Options split	—	—

Outstanding, June 30, 2007	6,170	$3,584,329
Market Value, June 30, 2007		$(1,242,150)

Short Sales:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL OPPORTUNITIES FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive
officer)

Date:	August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive
officer)

Date:	August 29, 2007

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial
officer)

Date:	August 29, 2007

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